Weighted average basic and diluted number of common shares outstanding (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Abstract]
Disclosure of detailed information about weighted average basic and diluted number of common shares outstanding [Table Text Block]
	Year ended	Year ended
	December 31,	December 31,
	2025	2024

Basic weighted average number of shares	267,336,954	105,967,493
Effect of dilutive stock options and warrants	-	-
Diluted weighted average number of shares	267,336,954	105,967,493